Intangible assets (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Intangible assets, beginning balance	£ 0	£ 318,000
Write-offs		(306,000)
Intangible assets, ending balance	0	0
Patents [Member]
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Intangible assets, beginning balance	0	0
Intangible assets, ending balance	0	0
Computer Software [Member]
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Intangible assets, beginning balance	0	305,000
Write-offs		(195,000)
Intangible assets, ending balance	0	0
Assets under Construction [Member]
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Intangible assets, beginning balance	0	13,000
Write-offs		(111,000)
Intangible assets, ending balance	0	0
Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Intangible assets, beginning balance	516,000	1,396,000
Additions	0	198,000
Transferred	0	0
Write-offs	0	(1,078,000)
Intangible assets, ending balance	516,000	516,000
Cost [Member] | Patents [Member]
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Intangible assets, beginning balance	516,000	516,000
Additions	0	0
Transferred	0	0
Write-offs	0	0
Intangible assets, ending balance	516,000	516,000
Cost [Member] | Computer Software [Member]
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Intangible assets, beginning balance	0	867,000
Additions	0	76,000
Transferred	0	24,000
Write-offs	0	(967,000)
Intangible assets, ending balance	0	0
Cost [Member] | Assets under Construction [Member]
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Intangible assets, beginning balance	0	13,000
Additions	0	122,000
Transferred	0	(24,000)
Write-offs	0	(111,000)
Intangible assets, ending balance	0	0
Amortization and Impairment [Member]
Amortization and impairments [Abstract]
Intangible assets, beginning balance	516,000	1,078,000
Write-offs	0	(772,000)
Amortization for the year	0	210,000
Intangible assets, ending balance	516,000	516,000
Amortization and Impairment [Member] | Patents [Member]
Amortization and impairments [Abstract]
Intangible assets, beginning balance	516,000	516,000
Write-offs	0	0
Amortization for the year	0	0
Intangible assets, ending balance	516,000	516,000
Amortization and Impairment [Member] | Computer Software [Member]
Amortization and impairments [Abstract]
Intangible assets, beginning balance	0	562,000
Write-offs	0	(772,000)
Amortization for the year	0	210,000
Intangible assets, ending balance	0	0
Amortization and Impairment [Member] | Assets under Construction [Member]
Amortization and impairments [Abstract]
Intangible assets, beginning balance	0	0
Write-offs	0	0
Amortization for the year	0	0
Intangible assets, ending balance	£ 0	£ 0